Insurance Contracts_The Changes In Reinsurance Assets Included In Other Assets(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	₩ 5,995,000,000	₩ 5,844,000,000
Business combination	730,251,000,000
Net increase (decrease)	46,739,000,000	151,000,000
Ending	782,985,000,000	5,995,000,000
Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	5,995,000,000	5,844,000,000
Business combination	730,989,000,000
Net increase (decrease)	46,630,000,000	151,000,000
Ending	783,614,000,000	5,995,000,000
Less: Allowances
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0	0
Business combination	738,000,000
Net increase (decrease)	(109,000,000)	0
Ending	629,000,000	0
Non-life insurance | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0
Business combination	730,989,000,000
Net increase (decrease)	45,980,000,000
Ending	776,969,000,000	0
General Insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0
Business combination	391,305,000,000
Net increase (decrease)	89,455,000,000
Ending	480,760,000,000	0
General Insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0
Business combination	218,479,000,000
Net increase (decrease)	(39,893,000,000)
Ending	178,586,000,000	0
Automobile insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0
Business combination	15,943,000,000
Net increase (decrease)	(2,623,000,000)
Ending	13,320,000,000	0
Automobile insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0
Business combination	17,373,000,000
Net increase (decrease)	(2,387,000,000)
Ending	14,986,000,000	0
Long-term Insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0
Business combination	87,887,000,000
Net increase (decrease)	1,430,000,000
Ending	89,317,000,000	0
Long-term Insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0
Business combination	2,000,000
Net increase (decrease)	(2,000,000)
Ending	0	0
Life insurance | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,774,000,000	2,003,000,000
Net increase (decrease)	126,000,000	(229,000,000)
Ending	1,900,000,000	1,774,000,000
Life insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,301,000,000	1,511,000,000
Net increase (decrease)	109,000,000	(210,000,000)
Ending	1,410,000,000	1,301,000,000
Life insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	473,000,000	492,000,000
Net increase (decrease)	17,000,000	(19,000,000)
Ending	490,000,000	473,000,000
Others | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	4,221,000,000	3,841,000,000
Net increase (decrease)	524,000,000	380,000,000
Ending	4,745,000,000	4,221,000,000
Others | Reserve for outstanding claims | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	3,041,000,000	2,114,000,000
Net increase (decrease)	629,000,000	927,000,000
Ending	3,670,000,000	3,041,000,000
Others | Unearned premium reserve | Gross Carrying Amount
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,180,000,000	1,727,000,000
Net increase (decrease)	(105,000,000)	(547,000,000)
Ending	₩ 1,075,000,000	₩ 1,180,000,000